Pay vs Performance Disclosure	12 Months Ended
	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

PAY VERSUS PERFORMANCE TABLES

The following table sets forth information concerning the compensation paid to our CEO and to our other NEOs compared to Company performance for the years ended December 31, 2023, 2022, 2021, 2020, and 2019.

	Summary Compensation Table Total Pay		Average Summary Compensation Table Total Pay for	Average CAP	Value of Initial Fixed $100 Investment Based on:		GAAP Net	Core FFO
Year	for CEO(1)(2)	CAP to CEO(3)	Other NEOs(1)(2)	to Other NEOs(3)	TSR	Peer TSR(4)	Income(5)	per share(6)
2023	$8,776,291	$11,147,987	$3,753,576	$4,390,198	$178	$143	$2,160,120	$16.89
2022	9,201,442	(1,902,305)	4,844,366	(2,183,334)	163	126	4,366,274	15.92
2021	10,358,153	41,035,570	5,944,502	25,331,675	205	166	1,959,639	12.93
2020	4,800,928	4,537,499	3,174,594	2,999,877	123	116	1,361,227	10.61
2019	4,289,200	3,360,014	2,854,897	1,378,312	109	126	1,525,651	10.75
(1)
The CEO for each year shown in the table was Joseph D. Russell, Jr. and the other NEOs were H. Thomas Boyle, Natalia N. Johnson, and Nathaniel A. Vitan. Lily Y. Hughes, who resigned in May 2019, is included as an “other NEO” in 2019 and David Lee, who resigned in August 2023, is included as an “other NEO” for 2023.
(2)
The 2021 values reflected in this column reflect both the grant date fair value of the 2021 performance-based RSU awards and the value attributable to COVID-19 related modifications made by the CHC Committee in 2021 to the 2020 performance-based RSU awards. See the footnotes to Summary Compensation Table (SCT) on page 62 for further detail regarding the amounts in this column.
(3)
Compensation actually paid (“CAP”) is defined by the SEC and is computed in accordance with SEC rules by subtracting the amounts in the “Stock Awards” and “Option Awards” columns of the SCT for each year from the “Total” column of the SCT and then: (i) adding the fair value as of the end of the reported year of all awards granted during the reporting year that are outstanding and unvested as of the end of the reporting year; (ii) adding the amount equal to the change as of the end of the reporting year (from the end of the prior year) in fair value (whether positive or negative) of any awards granted in any prior year that are outstanding and unvested as of the end of the reporting year; (iii) adding, for awards that are granted and vest in the reporting year, the fair value as of the vesting date; (iv) adding the amount equal to the change as of the vesting date (from the end of the prior fiscal year) in fair value (whether positive or negative) of any awards granted in any prior year for which all applicable vesting conditions were satisfied at the end of or during the reporting year; (v) subtracting, for any awards granted in any prior year that are forfeited during the reporting year, the amount equal to the fair value at the end of the prior year; and (vi) adding the value of any dividends (or dividend equivalents) paid in the reporting year on unvested equity awards. The following tables reflect the adjustments made to SCT total compensation for 2023 to compute CAP for our CEO and average CAP for our other NEOs:

	SCT Total Pay	Minus SCT Equity Awards	Plus Value of New Unvested Awards	Plus Change in Value of Prior Years Unvested Awards	Plus Value of New Vested Awards	Plus Change in Value of Prior Years Vested Awards	Minus Value of Forfeited Prior Years Awards	Plus Dividends on Unvested Awards/ Accrued Dividends	Equals CAP
CEO	$8,776,291	$5,638,091	$5,947,587	$834,144	$—	$921,756	$—	$306,300	$11,147,987
Other NEOs (Average)	$3,753,576	$2,745,374	$2,658,422	$483,373	$—	$432,901	$318,646	$125,946	$4,390,198
(4)
Reflects the cumulative TSR of the Company and the NAREIT Equity Index for the year ended December 31, 2019, the two years ended December 31, 2020, the three years ended December 31, 2021, the four years ended December 31, 2022, and the five years ended December 31, 2023 assuming a $100 investment at the closing price on December 31, 2018 and the reinvestment of all dividends. Previously, we presented Peer TSR as the S&P 500 Equity REITs, however, given changes in our use of this index in our compensation program, we believe it is more appropriate to use the NAREIT Equity Index for disclosure consistency year-to-year. The value of an initial $100 investment based on the cumulative TSR of the S&P 500 Equity REITs for each of the years ended December 31, 2019 through 2023 was $127, $123, $178, $130, and $149, respectively.
(5)
Amounts in thousands.
(6)
Refer to Appendix A for information regarding Core FFO, including a reconciliation to GAAP diluted earnings.

Relationship of CAP to Performance. The following graphs illustrate the relationship during 2019 to 2023 of the CAP for our CEO and the average CAP for our other NEOs (each as set forth in the table above), to (i) our cumulative TSR and the cumulative TSR of the constituent companies in the NAREIT Equity Index, (ii) our GAAP net income, and (iii) our Core FFO per share (in each case as set forth in the table above).

Financial Performance Measures. The most important financial performance measures used by the Company in setting pay-for-performance compensation for the most recently completed year are described in the table below. The manner in which these measures, together with certain non-financial performance measures, determine the amounts of incentive compensation paid to our NEOs is described above in the “Compensation Discussion and Analysis” section of this proxy statement.

Significant Financial Performance Measures
Core FFO Per Share Growth
TSR Performance (versus the TSR of the S&P 500 Equity REITs)
TSR Performance (versus the Company’s Self-Storage REIT Competitors)

Company Selected Measure Name	Core FFO
Named Executive Officers, Footnote
(1)
The CEO for each year shown in the table was Joseph D. Russell, Jr. and the other NEOs were H. Thomas Boyle, Natalia N. Johnson, and Nathaniel A. Vitan. Lily Y. Hughes, who resigned in May 2019, is included as an “other NEO” in 2019 and David Lee, who resigned in August 2023, is included as an “other NEO” for 2023.

Peer Group Issuers, Footnote
(4)
Reflects the cumulative TSR of the Company and the NAREIT Equity Index for the year ended December 31, 2019, the two years ended December 31, 2020, the three years ended December 31, 2021, the four years ended December 31, 2022, and the five years ended December 31, 2023 assuming a $100 investment at the closing price on December 31, 2018 and the reinvestment of all dividends. Previously, we presented Peer TSR as the S&P 500 Equity REITs, however, given changes in our use of this index in our compensation program, we believe it is more appropriate to use the NAREIT Equity Index for disclosure consistency year-to-year. The value of an initial $100 investment based on the cumulative TSR of the S&P 500 Equity REITs for each of the years ended December 31, 2019 through 2023 was $127, $123, $178, $130, and $149, respectively.

PEO Total Compensation Amount	$ 8,776,291	$ 9,201,442	$ 10,358,153	$ 4,800,928	$ 4,289,200
PEO Actually Paid Compensation Amount	$ 11,147,987	(1,902,305)	41,035,570	4,537,499	3,360,014
Adjustment To PEO Compensation, Footnote

	SCT Total Pay	Minus SCT Equity Awards	Plus Value of New Unvested Awards	Plus Change in Value of Prior Years Unvested Awards	Plus Value of New Vested Awards	Plus Change in Value of Prior Years Vested Awards	Minus Value of Forfeited Prior Years Awards	Plus Dividends on Unvested Awards/ Accrued Dividends	Equals CAP
CEO	$8,776,291	$5,638,091	$5,947,587	$834,144	$—	$921,756	$—	$306,300	$11,147,987
Other NEOs (Average)	$3,753,576	$2,745,374	$2,658,422	$483,373	$—	$432,901	$318,646	$125,946	$4,390,198

Non-PEO NEO Average Total Compensation Amount	$ 3,753,576	4,844,366	5,944,502	3,174,594	2,854,897
Non-PEO NEO Average Compensation Actually Paid Amount	$ 4,390,198	(2,183,334)	25,331,675	2,999,877	1,378,312
Adjustment to Non-PEO NEO Compensation Footnote

	SCT Total Pay	Minus SCT Equity Awards	Plus Value of New Unvested Awards	Plus Change in Value of Prior Years Unvested Awards	Plus Value of New Vested Awards	Plus Change in Value of Prior Years Vested Awards	Minus Value of Forfeited Prior Years Awards	Plus Dividends on Unvested Awards/ Accrued Dividends	Equals CAP
CEO	$8,776,291	$5,638,091	$5,947,587	$834,144	$—	$921,756	$—	$306,300	$11,147,987
Other NEOs (Average)	$3,753,576	$2,745,374	$2,658,422	$483,373	$—	$432,901	$318,646	$125,946	$4,390,198

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure
Tabular List, Table

Financial Performance Measures. The most important financial performance measures used by the Company in setting pay-for-performance compensation for the most recently completed year are described in the table below. The manner in which these measures, together with certain non-financial performance measures, determine the amounts of incentive compensation paid to our NEOs is described above in the “Compensation Discussion and Analysis” section of this proxy statement.

Significant Financial Performance Measures
Core FFO Per Share Growth
TSR Performance (versus the TSR of the S&P 500 Equity REITs)
TSR Performance (versus the Company’s Self-Storage REIT Competitors)

Total Shareholder Return Amount	$ 178	163	205	123	109
Peer Group Total Shareholder Return Amount	143	126	166	116	126
Net Income (Loss)	$ 2,160,120	$ 4,366,274	$ 1,959,639	$ 1,361,227	$ 1,525,651
Company Selected Measure Amount	16.89	15.92	12.93	10.61	10.75
PEO Name	Joseph D. Russell, Jr.
Measure:: 1
Pay vs Performance Disclosure
Name	Core FFO Per Share Growth
Measure:: 2
Pay vs Performance Disclosure
Name	TSR Performance (versus the TSR of the S&P 500 Equity REITs)
Measure:: 3
Pay vs Performance Disclosure
Name	TSR Performance (versus the Company’s Self-Storage REIT Competitors)
PEO | Minus S C T Equity Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 5,638,091
PEO | Value Of New Unvested Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	5,947,587
PEO | Change In Value Of Prior Years Unvested Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	834,144
PEO | Value Of New Vested Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Change In Value Of Prior Years Vested Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	921,756
PEO | Value Of Forfeited Prior Years Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Dividends On Unvested Awards Or Accrued Dividends [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	306,300
PEO | Realized Pay [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	11,298,478	$ 5,431,540	$ 3,845,336	$ 2,400,973	$ 2,166,281
Non-PEO NEO | Minus S C T Equity Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,745,374
Non-PEO NEO | Value Of New Unvested Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,658,422
Non-PEO NEO | Change In Value Of Prior Years Unvested Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	483,373
Non-PEO NEO | Value Of New Vested Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Change In Value Of Prior Years Vested Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	432,901
Non-PEO NEO | Value Of Forfeited Prior Years Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	318,646
Non-PEO NEO | Dividends On Unvested Awards Or Accrued Dividends [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	125,946
Non-PEO NEO | Realized Pay [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 4,775,273	$ 2,590,905	$ 2,231,378	$ 1,427,702	$ 1,497,059